UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended :  September 30, 2002

Check here if Amendment [ ]       Amendment Number: __

Institutional Investment Manager Filing this Report:

Name:     Fort Point Capital Management LLC
Address:  One Montgomery Street, Suite 3300
          San Francisco, CA 94104

Form 13F File Number: 028-10129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert A. Riemer
Title:    Chief Financial Officer
Phone:    (415) 394-0450

Signature, Place, and Date of Signing:

/s/ Robert A. Riemer      San Francisco, CA        11/12/02
--------------------      -----------------        --------
    [Signature]             [City, State]           [Date]

Report Type:

     [X]  13F HOLDINGS REPORT

     [ ]  13F NOTICE

     [ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: 68,088,181

List of Other Included Managers:

No.               Name
---               ----
(1)            ___________ *

* Mr. _________ is the Investment Manager to _________________ and its affiliate, ____________. __________ and ____________ are treated as a single entity for purposes of the Information Table.

                                                                                              IN-
                                                                                              VEST-
                                                                                              MENT
                                                              MARKET                          DIS-
                                    TITLE OF     CUSIP        VALUE     SHARES OR  SH/  PUT/  CRE-                VOTING AUTHORITY
 NAME OF ISSUER                      CLASS       NUMBER      (x$1000)    PRN AMT   PRN  CALL  TION   MANAGER    SOLE    SHARED  NONE
 --------------                      -----       ------      --------    -------   ---  ----  ----   -------    ----    ------  ----
ACCENTURE LTD CL-A                    COMMON    G1150G111     2,285      160,000   SH         SOLE     650     160,000    0      0
ADVANCED AUTO PARTS INC               OTC IS    00751Y106     2,917       55,300   SH         SOLE     650      55,300    0      0
AMERISOURCEBERGEN CORP                COMMON    03073E105     2,959       41,436   SH         SOLE     650      41,436    0      0
AT&T CORP                             COMMON    1957109         622       51,820   SH         SOLE     650      51,820    0      0
AT&T CORP EX-DISTRIBUTION             COMMON    A015568       1,392      255,449   SH         SOLE     650     255,449    0      0
AXONYX INC                            OTC IS    05461R101       120      218,400   SH         SOLE     650     218,400    0      0
BAKER HUGHES INC                      COMMON    57224107      2,701       93,030   SH         SOLE     650      93,030    0      0
BALL CORP W/RTS TO PUR P/S            COMMON    58498106      3,149       62,500   SH         SOLE     650      62,500    0      0
BEST BUY COMPANY  INC                 COMMON    86516101      1,489       66,758   SH         SOLE     650      66,758    0      0
BIG LOTS INC                          COMMON    89302103      2,137      135,000   SH         SOLE     650     135,000    0      0
CALL ELI LILLY & CO OCT 65            CALL O    5324572JM         5      100,000        CALL  SOLE     650     100,000    0      0
CALL K MART CORP JAN 7.50             CALL O    4825844AU         5      100,000        CALL  SOLE     650     100,000    0      0
CALL K MART CORP JAN 5.00             CALL O    4825844AA         6      125,000        CALL  SOLE     650     125,000    0      0
CALL LEHMAN BROTHERS OCT 60.00        CALL O    5249082JL         5       50,000        CALL  SOLE     650      50,000    0      0
PUT LEHMAN BROTHERS OCT 45.00         PUT O     5249082VI       100      100,000   SH   PUT   SOLE     650     100,000    0      0
CAREMARK RX INC                       COMMON    141705103     1,241       73,000   SH         SOLE     650      73,000    0      0
DEERE & CO                            COMMON    244199105     2,930       64,456   SH         SOLE     650      64,456    0      0
EGL INC                               OTC IS    268484102     2,296      208,500   SH         SOLE     650     208,500    0      0
ENDOCARE INC                          OTC IS    29264P104       962       67,200   SH         SOLE     650      67,200    0      0
GLOBALSANTAFE CORP                    COMMON    G3930E101     2,499      111,825   SH         SOLE     650     111,825    0      0
HOTEL RESERVATIONS NETWORK            OTC IS    44147T108     1,290       25,500   SH         SOLE     650      25,500    0      0
INTEGRATED CIRCUIT SYSTEMS            OTC IS    45811K208     2,120      135,000   SH         SOLE     650     135,000    0      0
ISTAR FINANCIAL INC                   COMMON    45031U101     3,227      115,593   SH         SOLE     650     115,593    0      0
LIFEPOINT HOSPITALS INC               OTC IS    53219L109     2,588       82,994   SH         SOLE     650      82,994    0      0
LINCARE HOLDINGS INC                  OTC IS    532791100     2,266       73,000   SH         SOLE     650      73,000    0      0
LOEWS CORP                            COMMON    540424207     1,136       60,400   SH         SOLE     650      60,400    0      0
MBIA INC                              COMMON    55262C100     2,437       61,000   SH         SOLE     650      61,000    0      0
PACCAR INC                            OTC IS    693718108     3,542      104,832   SH         SOLE     650     104,832    0      0
PACTIV CORP                           COMMON    695257105     3,447      209,560   SH         SOLE     650     209,560    0      0
PFIZER INC                            COMMON    717081103     2,826       97,377   SH         SOLE     650      97,377    0      0
PHELPS DODGE CORP                     COMMON    717265102     2,537       99,000   SH         SOLE     650      99,000    0      0
PMI GROUP INC                         COMMON    69344M101     1,769       65,000   SH         SOLE     650      65,000    0      0
PRUDENTIAL FINANCIAL INC              OTC IS    744320102     3,424      119,900   SH         SOLE     650     119,900    0      0
SONIC SOLUTIONS                       OTC IS    835460106       694      100,000   SH         SOLE     650     100,000    0      0
TEMPLE INLAND INC                     COMMON    879868107     1,738       45,000   SH         SOLE     650      45,000    0      0
UNITED THERAPEUTICS CORP D            OTC IS    91307C102     3,161      192,144   SH         SOLE     650     192,144    0      0
WTS AXONYX INC                        NQBI      AXYXWTS          65      100,000   SH         SOLE     650     100,000    0      0
                                                            -------
                                                             68,088
                                                            =======
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